Investment Objectives and Goals	Jul. 25, 2025
STKd 100% Bitcoin & 100% Gold ETF
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% BITCOIN & 100% GOLD ETF– FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% Bitcoin & 100% Gold ETF (the “Fund”) seeks long-term capital appreciation.
Quantify Absolute Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	QUANTIFY ABSOLUTE INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Quantify Absolute Income ETF (the “Fund”) seeks to provide current income with the potential for capital appreciation, while seeking to minimize losses (downside risk).